Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

February 28, 2021

GO-QTLY-0421
1.797926.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 18.2%
Entertainment - 5.5%
Activision Blizzard, Inc.	1,020,380	$97,559
Netflix, Inc. (a)	629,500	339,206
Roku, Inc. Class A (a)	855,120	338,183
Sea Ltd. ADR (a)	1,491,884	351,622
The Walt Disney Co. (a)	370,173	69,978
		1,196,548
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (a)	161,558	326,656
Class C (a)	426,539	868,800
Facebook, Inc. Class A (a)	2,698,485	695,184
IAC (a)	117,500	28,768
JOYY, Inc. ADR	253,900	29,935
Kuaishou Technology Class B (b)	196,800	7,835
Match Group, Inc. (a)	253,612	38,765
Pinterest, Inc. Class A (a)	54,100	4,359
Snap, Inc. Class A (a)	1,692,900	111,156
Zoominfo Technologies, Inc. (c)	3,320,100	174,040
		2,285,498
Media - 0.5%
Comcast Corp. Class A	1,887,692	99,519
TechTarget, Inc. (a)	214,558	17,943
		117,462
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc.	2,821,425	338,486

TOTAL COMMUNICATION SERVICES		3,937,994

CONSUMER DISCRETIONARY - 15.5%
Automobiles - 2.6%
Lordstown Motors Corp. (a)	828,055	16,015
Neutron Holdings, Inc. (d)	474,927	7
Rad Power Bikes, Inc. (d)(e)	382,384	1,845
Tesla, Inc. (a)	783,980	529,578
XPeng, Inc. ADR (a)(c)	234,700	8,006
		555,451
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (a)	695,128	24,712
FSN E-Commerce Ventures Pvt Ltd. (d)(e)	77,510	6,352
		31,064
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Class A (c)	59,900	12,360
Penn National Gaming, Inc. (a)	39,100	4,527
Rush Street Interactive, Inc. (e)	398,700	6,192
		23,079
Household Durables - 0.4%
Purple Innovation, Inc. (a)	2,521,900	92,781
Internet & Direct Marketing Retail - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,224,523	291,143
Allegro.eu SA (a)(b)	2,126,300	36,495
Amazon.com, Inc. (a)	329,767	1,019,946
Doordash, Inc. (c)	50,900	8,627
Etsy, Inc. (a)	181,500	39,979
HelloFresh AG (a)	621,100	48,336
Magnite, Inc. (a)	492,500	24,068
MercadoLibre, Inc. (a)	64,289	105,312
Pinduoduo, Inc. ADR (a)	1,901,016	325,378
The Booking Holdings, Inc. (a)	27,931	65,038
THG PLC	591,400	5,833
Wayfair LLC Class A (a)	226,114	65,342
Zomato Pvt Ltd. (d)(e)	292	1,540
		2,037,037
Leisure Products - 0.4%
Peloton Interactive, Inc. Class A (a)	759,800	91,533
Specialty Retail - 2.1%
Auto1 Group SE (b)	281,300	15,613
CarLotz, Inc. (e)	2,399,058	20,330
Carvana Co. Class A (a)(c)	1,132,612	321,096
Cazoo Holdings Ltd. (d)(e)	128,891	1,908
Dick's Sporting Goods, Inc.	148,300	10,584
Lithia Motors, Inc. Class A (sub. vtg.)	32,000	11,966
Shift Technologies, Inc. (e)	1,679,100	14,860
Shift Technologies, Inc. Class A (a)(c)	1,193,283	10,561
Vroom, Inc.	1,005,800	44,507
		451,425
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. (a)(d)(e)	23,730	274
Bombas LLC (d)(e)	4,569,969	20,197
Deckers Outdoor Corp. (a)	15,771	5,143
lululemon athletica, Inc. (a)	100,410	31,296
		56,910

TOTAL CONSUMER DISCRETIONARY		3,339,280

CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	16,500	16,974
Food & Staples Retailing - 1.0%
Blink Health, Inc. Series A1 (d)(e)	56,119	1,832
Costco Wholesale Corp.	466,700	154,478
Performance Food Group Co. (a)	1,226,247	66,512
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	376,789	1,488
		224,310
Food Products - 0.2%
Beyond Meat, Inc. (a)(c)	112,444	16,358
Freshpet, Inc. (a)	99,500	15,510
		31,868
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(d)(e)	2,772	213
RLX Technology, Inc. ADR	175,200	3,068
		3,281

TOTAL CONSUMER STAPLES		276,433

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	497,403	8,145
Reliance Industries Ltd.	8,502,578	239,862
		248,007
FINANCIALS - 2.5%
Capital Markets - 0.4%
London Stock Exchange Group PLC	427,252	57,414
MSCI, Inc.	19,079	7,909
XP, Inc. Class A (a)	678,336	29,942
		95,265
Consumer Finance - 1.2%
Capital One Financial Corp.	530,400	63,749
LendingTree, Inc. (a)(c)	527,388	141,799
Synchrony Financial	1,193,500	46,165
		251,713
Diversified Financial Services - 0.8%
AppHarvest, Inc. (a)(c)	156,900	4,778
AppHarvest, Inc. (e)	3,990,851	115,445
Coinbase, Inc. (a)(d)(e)	16,700	6,229
Deerfield Healthcare Technology Acquisitions Corp. Class A (a)(f)	1,581,252	20,066
Jaws Acquisition Corp. (a)	1,094,034	15,667
Nuvation Bio, Inc. (e)	1,599,372	14,438
		176,623
Insurance - 0.1%
Goosehead Insurance	169,100	21,905
Palomar Holdings, Inc. (a)	34,800	2,963
		24,868

TOTAL FINANCIALS		548,469

HEALTH CARE - 15.9%
Biotechnology - 6.3%
AbbVie, Inc.	545,800	58,804
ACADIA Pharmaceuticals, Inc. (a)	671,200	32,869
Acceleron Pharma, Inc. (a)	89,200	12,145
ADC Therapeutics SA (a)	240,974	6,407
Agios Pharmaceuticals, Inc. (a)	940,041	44,596
Alexion Pharmaceuticals, Inc. (a)	708,621	108,242
Alnylam Pharmaceuticals, Inc. (a)	566,635	83,919
Applied Therapeutics, Inc. (a)	484,100	10,515
Arcutis Biotherapeutics, Inc. (a)	238,200	8,139
Argenx SE ADR (a)	74,299	24,569
Ascendis Pharma A/S sponsored ADR (a)	67,662	10,486
Black Diamond Therapeutics, Inc. (a)	132,500	3,710
Crinetics Pharmaceuticals, Inc. (a)	570,461	8,722
Cullinan Oncology, Inc.	35,400	1,431
Exelixis, Inc. (a)	186,500	4,040
FibroGen, Inc. (a)	893,401	44,697
Forma Therapeutics Holdings, Inc.	182,400	7,042
Fusion Pharmaceuticals, Inc. (a)	141,767	1,656
Generation Bio Co.	131,000	4,575
Global Blood Therapeutics, Inc. (a)	65,300	2,782
Gritstone Oncology, Inc. (a)	1,099,408	14,919
Insmed, Inc. (a)	1,726,919	61,772
Intercept Pharmaceuticals, Inc. (a)	311,872	6,755
Keros Therapeutics, Inc.	277,800	18,188
Kura Oncology, Inc. (a)	243,900	6,829
Kymera Therapeutics, Inc. (a)	24,300	1,166
Mirati Therapeutics, Inc. (a)	94,900	19,067
Moderna, Inc. (a)	283,500	43,889
Morphic Holding, Inc. (a)	208,036	7,523
Neurocrine Biosciences, Inc. (a)	1,252,102	137,118
Novavax, Inc. (a)	565,800	130,830
Nuvation Bio Pvt, Inc.	360,498	3,254
ORIC Pharmaceuticals, Inc. (a)	81,899	2,654
Passage Bio, Inc.	398,600	7,183
Poseida Therapeutics, Inc. (a)	61,100	675
Prelude Therapeutics, Inc.	326,800	20,369
Protagonist Therapeutics, Inc. (a)	410,100	9,666
PTC Therapeutics, Inc. (a)	58,900	3,363
Regeneron Pharmaceuticals, Inc. (a)	442,753	199,491
Relay Therapeutics, Inc. (a)	569,985	23,523
Repare Therapeutics, Inc.	22,200	730
Revolution Medicines, Inc.	511,000	23,342
Sage Therapeutics, Inc. (a)	53,547	4,551
Sarepta Therapeutics, Inc. (a)	583,693	50,816
TG Therapeutics, Inc. (a)	505,700	22,134
Turning Point Therapeutics, Inc. (a)	178,100	21,000
Vaxcyte, Inc.	460,543	10,850
Zentalis Pharmaceuticals, Inc.	545,300	22,924
Zymeworks, Inc. (a)	77,800	2,825
		1,356,752
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	4,386,274	170,100
Danaher Corp.	309,700	68,032
DexCom, Inc. (a)	203,326	80,879
Hologic, Inc. (a)	990,000	71,369
Insulet Corp. (a)	146,810	38,038
Intuitive Surgical, Inc. (a)	13,757	10,136
Masimo Corp. (a)	87,826	22,021
Novocure Ltd. (a)	407,624	60,777
Outset Medical, Inc.	82,900	4,128
Penumbra, Inc. (a)	171,663	48,826
SmileDirectClub, Inc. (a)(c)	3,568,228	41,391
TransMedics Group, Inc. (a)(f)	2,103,279	75,487
ViewRay, Inc. (a)	620,700	2,706
		693,890
Health Care Providers & Services - 4.9%
1Life Healthcare, Inc. (a)	4,078,663	193,777
Centene Corp. (a)	1,894,544	110,907
Cigna Corp.	423,705	88,936
Clover Health Investments Corp. (e)	268,500	2,524
Clover Health Investments Corp. Class B	544,383	4,605
Guardant Health, Inc. (a)	130,600	19,222
Humana, Inc.	593,460	225,307
Oak Street Health, Inc. (a)(c)	1,570,600	83,289
Rede D'Oregon Sao Luiz SA (b)	159,300	1,964
UnitedHealth Group, Inc.	1,001,567	332,741
		1,063,272
Health Care Technology - 0.4%
GoodRx Holdings, Inc. (c)	786,200	35,002
Inspire Medical Systems, Inc. (a)	145,400	33,848
Veeva Systems, Inc. Class A (a)	23,900	6,695
		75,545
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	38,840	6,913
Bruker Corp.	335,445	20,455
Sartorius Stedim Biotech	86,300	37,693
Sotera Health Co.	392,200	10,256
		75,317
Pharmaceuticals - 0.8%
AstraZeneca PLC sponsored ADR (c)	368,275	17,817
Horizon Therapeutics PLC (a)	323,500	29,409
IMARA, Inc. (f)	888,519	11,186
Intra-Cellular Therapies, Inc. (a)	132,600	4,698
Nabriva Therapeutics PLC (a)(c)(f)	1,126,502	2,692
Nabriva Therapeutics PLC warrants 6/1/22 (a)	6,814,048	10
Nektar Therapeutics (a)	2,254,071	51,145
Roche Holding AG (participation certificate)	167,740	55,029
Theravance Biopharma, Inc. (a)	172,927	2,865
		174,851

TOTAL HEALTH CARE		3,439,627

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	226,500	37,483
Northrop Grumman Corp.	70,516	20,567
Space Exploration Technologies Corp. Class A (a)(d)(e)	8,500	3,570
		61,620
Air Freight & Logistics - 0.1%
InPost SA	472,600	10,353
Building Products - 0.2%
The AZEK Co., Inc.	1,038,100	45,791
Electrical Equipment - 0.9%
Plug Power, Inc. (a)	1,310,200	63,387
Shoals Technologies Group, Inc.	177,000	5,774
Sunrun, Inc. (a)	1,177,072	73,661
Vestas Wind Systems A/S	302,460	56,719
		199,541
Professional Services - 0.4%
Boa Vista Servicos SA	3,492,200	6,555
Clarivate Analytics PLC (a)	1,568,748	35,689
TransUnion Holding Co., Inc.	473,496	39,873
		82,117
Road & Rail - 2.2%
Lyft, Inc. (a)	2,832,913	157,793
Uber Technologies, Inc. (a)	6,181,681	319,902
		477,695

TOTAL INDUSTRIALS		877,117

INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	780,800	70,272
Electronic Equipment & Components - 0.7%
CDW Corp.	88,800	13,932
Flex Ltd. (a)	2,055,400	37,388
II-VI, Inc. (a)	855,300	72,102
Jabil, Inc.	538,500	23,247
		146,669
IT Services - 6.5%
Affirm Holdings, Inc. (c)	50,400	4,690
EPAM Systems, Inc. (a)	70,473	26,329
Genpact Ltd.	814,758	32,949
Global Payments, Inc.	444,112	87,930
GoDaddy, Inc. (a)	2,185,504	177,288
MasterCard, Inc. Class A	318,412	112,670
MongoDB, Inc. Class A (a)	191,512	73,910
PayPal Holdings, Inc. (a)	576,577	149,824
Repay Holdings Corp. (a)	905,800	19,746
Riskified Ltd. (a)(d)(e)	641,425	7,376
Riskified Ltd. warrants (a)(d)(e)	818	0
Shopify, Inc. (a)	3,400	4,355
Snowflake Computing, Inc.	35,500	9,214
Snowflake Computing, Inc.:
Class B	4,983	1,229
Class B (b)	1,661	431
Square, Inc. (a)	446,400	102,685
Twilio, Inc. Class A (a)	507,591	199,422
Visa, Inc. Class A	651,161	138,300
Wix.com Ltd. (a)	723,446	252,172
		1,400,520
Semiconductors & Semiconductor Equipment - 8.2%
Applied Materials, Inc.	1,496,901	176,919
Array Technologies, Inc.	784,000	29,071
Cirrus Logic, Inc. (a)	75,400	6,166
Enphase Energy, Inc. (a)	358,800	63,170
Inphi Corp. (a)	117,200	19,290
Lam Research Corp.	260,776	147,910
Marvell Technology Group Ltd.	2,115,879	102,155
Micron Technology, Inc. (a)	3,396,472	310,879
NVIDIA Corp.	795,468	436,378
NXP Semiconductors NV	1,646,872	300,636
ON Semiconductor Corp. (a)	2,682,861	108,039
Semtech Corp. (a)	119,300	8,746
SolarEdge Technologies, Inc. (a)	194,860	58,129
SunPower Corp. (a)(c)	62,300	2,166
Universal Display Corp.	57,500	12,172
		1,781,826
Software - 17.7%
Adobe, Inc. (a)	448,830	206,314
Alteryx, Inc. Class A (a)	19,000	1,816
Anaplan, Inc. (a)	1,002,500	65,152
Autodesk, Inc. (a)	287,165	79,258
Bill.Com Holdings, Inc. (a)	16,300	2,690
BTRS Holdings, Inc. (e)	1,599,340	27,029
Cerence, Inc. (a)(c)	240,400	26,737
Ceridian HCM Holding, Inc. (a)	577,500	51,779
Cloudflare, Inc. (a)	368,441	27,254
Coupa Software, Inc. (a)	148,498	51,419
Digital Turbine, Inc. (a)	2,723,200	224,855
DocuSign, Inc. (a)	195,378	44,284
Dynatrace, Inc. (a)	3,905,800	194,353
Elastic NV (a)	505,240	67,899
Epic Games, Inc. (d)(e)	13,300	7,648
Everbridge, Inc. (a)(c)	68,500	10,496
fuboTV, Inc. (a)(c)	753,500	26,599
HubSpot, Inc. (a)	325,949	167,864
Intuit, Inc.	332,308	129,647
Lightspeed POS, Inc. (Canada) (a)	2,241,773	153,503
Microsoft Corp.	6,777,815	1,575,019
RingCentral, Inc. (a)	63,691	24,085
Salesforce.com, Inc. (a)	1,414,038	306,139
ServiceNow, Inc. (a)	220,958	117,872
Technology One Ltd.	323,796	2,108
The Trade Desk, Inc. (a)	25,751	20,740
Viant Technology, Inc.	751,178	37,251
Volue A/S	1,534,298	10,007
Workday, Inc. Class A (a)	372,172	91,249
Zendesk, Inc. (a)	154,000	22,506
Zoom Video Communications, Inc. Class A (a)	144,300	53,912
		3,827,484
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	6,047,660	733,339
Samsung Electronics Co. Ltd.	1,368,740	100,149
		833,488

TOTAL INFORMATION TECHNOLOGY		8,060,259

MATERIALS - 0.7%
Chemicals - 0.7%
Corbion NV	124,365	7,067
LG Chemical Ltd.	180,802	133,253
The Chemours Co. LLC	585,975	13,788
		154,108
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	97,903	21,160
Crown Castle International Corp.	40,000	6,230
		27,390
Real Estate Management & Development - 0.2%
Redfin Corp. (a)	390,704	29,592

TOTAL REAL ESTATE		56,982

UTILITIES - 1.4%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	87,900	6,579
Edison International	1,463,321	79,005
Evergy, Inc.	147,600	7,916
FirstEnergy Corp.	908,200	30,098
NextEra Energy, Inc.	584,312	42,935
ORSTED A/S (b)	435,356	70,497
		237,030
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	422,650	19,572
NextEra Energy Partners LP	148,300	10,773
The AES Corp.	1,316,900	34,977
		65,322

TOTAL UTILITIES		302,352

TOTAL COMMON STOCKS
(Cost $12,345,043)		21,240,628

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(d)(e)	1,493,700	2,136
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.3%
Rad Power Bikes, Inc.:
Series A (d)(e)	49,852	240
Series C (d)(e)	196,163	946
Rivian Automotive, Inc.:
Series E (d)(e)	1,336,833	49,262
Series F (d)(e)	262,266	9,665
		60,113
Internet & Direct Marketing Retail - 0.2%
Instacart, Inc.:
Series H (d)(e)	267,054	33,382
Series I (d)(e)	90,554	11,319
Zomato Pvt Ltd.:
Series B (d)(e)	12	63
Series E (d)(e)	80,388	0
Series G (d)(e)	79	417
Series J7 (d)(e)	437	2,305
Series K (d)(e)	765	4,035
		51,521
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	9,365	108
Series B (a)(d)(e)	1,645	19
Series C (a)(d)(e)	15,730	182
Series Seed (a)(d)(e)	5,030	58
		367
TOTAL CONSUMER DISCRETIONARY		112,001
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	209,590	6,841
Sweetgreen, Inc.:
Series C (a)(d)(e)	3,842	51
Series D (a)(d)(e)	61,801	813
Series I (a)(d)(e)	145,657	1,915
Series J (d)(e)	376,789	4,955
		14,575
Tobacco - 0.2%
JUUL Labs, Inc.:
Series C (a)(d)(e)	566,439	43,446
Series D (a)(d)(e)	3,671	282
		43,728
TOTAL CONSUMER STAPLES		58,303
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Alkami Technology, Inc. Series F (d)(e)	899,637	14,394
Sonder Holdings, Inc.:
Series D1 (d)(e)	126,152	1,358
Series E (d)(e)	757,018	8,151
		23,903
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series I (a)(d)(e)	16,438	6,904
Series N (d)(e)	51,400	21,587
		28,491
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(d)(e)	1,038,289	16,623
TOTAL INDUSTRIALS		45,114
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	501,100	4,007
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (d)(e)	7,873,996	8,730
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	116,411	12,756
Riskified Ltd. Series E (a)(d)(e)	97,500	1,121
Yanka Industries, Inc. Series E (d)(e)	341,047	4,120
		17,997
Software - 0.3%
ACV Auctions, Inc.:
Series E (a)(d)(e)	2,543,049	15,065
Series E1 (d)(e)	701,600	4,156
Bird Rides, Inc. (d)(e)	1,539,024	8,064
Databricks, Inc. Series G (d)(e)	60,400	10,713
DoubleVerify, Inc. Series A (d)(e)	3,247,671	18,632
Thoughtworks, Inc. Series A (d)(e)	13,782	8,437
		65,067
TOTAL INFORMATION TECHNOLOGY		95,801

TOTAL CONVERTIBLE PREFERRED STOCKS		337,258

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (d)(e)	6,477,300	96
Waymo LLC Series A2 (d)(e)	47,838	4,108
		4,204
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	4,209	62
Series B (d)(e)	73,670	1,091
Series C (d)(e)	1,497	22
Series D (d)(e)	263,176	3,896
		5,071
TOTAL CONSUMER DISCRETIONARY		9,275
TOTAL PREFERRED STOCKS
(Cost $244,873)		346,533
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.: (Cost $1,075)
4% 5/22/27 (d)(e)	843	843
4% 6/12/27 (d)(e)	232	232
TOTAL CONVERTIBLE BONDS
(Cost $1,075)		1,075

Preferred Securities - 0.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. 3% (d)(e)(g)	6,184	6,184
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	3,352	3,352
TOTAL PREFERRED SECURITIES
(Cost $9,536)		9,536
	Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.07% (h)	64,521,217	64,534
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	616,372,136	616,434
TOTAL MONEY MARKET FUNDS
(Cost $680,968)		680,968

Equity Funds - 0.1%
Domestic Equity Funds - 0.1%
iShares Russell 1000 Growth Index ETF (c)
(Cost $18,608)	74,200	17,746
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $13,300,103)		22,296,486
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(689,170)
NET ASSETS - 100%		$21,607,316

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,835,000 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $618,434,000 or 2.9% of net assets.

 (f) Affiliated company

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ACV Auctions, Inc. Series E	11/6/19	$14,064
ACV Auctions, Inc. Series E1	9/4/20	$4,156
Alkami Technology, Inc. Series F	9/24/20	$14,394
Allbirds, Inc.	10/9/18	$260
Allbirds, Inc. Series A	10/9/18	$103
Allbirds, Inc. Series B	10/9/18	$18
Allbirds, Inc. Series C	10/9/18	$173
Allbirds, Inc. Series Seed	10/9/18	$55
AppHarvest, Inc.	1/29/21	$39,909
Bird Rides, Inc.	2/12/21	$8,061
Blink Health, Inc. Series A1	12/30/20	$1,520
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$8,001
Bombas LLC	2/16/21	$20,197
BTRS Holdings, Inc.	1/12/21	$15,993
ByteDance Ltd. Series E1	11/18/20	$12,756
CarLotz, Inc.	1/21/21	$23,991
Cazoo Holdings Ltd.	9/30/20	$1,767
Cazoo Holdings Ltd. Series A	9/30/20	$58
Cazoo Holdings Ltd. Series B	9/30/20	$1,010
Cazoo Holdings Ltd. Series C	9/30/20	$21
Cazoo Holdings Ltd. Series D	9/30/20	$3,608
Clover Health Investments Corp.	1/5/21	$2,685
Coinbase, Inc.	2/25/21 - 2/26/21	$6,303
Convoy, Inc. Series D	10/30/19	$14,058
Databricks, Inc. Series G	2/1/21	$10,713
DoubleVerify, Inc. Series A	11/18/20	$18,632
Enevate Corp. Series E	1/29/21	$8,730
Enevate Corp. 0% 1/29/23	1/29/21	$3,352
Epic Games, Inc.	7/13/20 - 7/30/20	$7,648
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$6,381
Instacart, Inc. Series H	11/13/20	$16,023
Instacart, Inc. Series I	2/26/21	$11,319
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$1,184
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$843
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$232
Nuvation Bio, Inc.	2/10/21	$15,994
Rad Power Bikes, Inc.	1/21/21	$1,845
Rad Power Bikes, Inc. Series A	1/21/21	$240
Rad Power Bikes, Inc. Series C	1/21/21	$946
Riskified Ltd.	12/20/19 - 4/15/20	$5,803
Riskified Ltd. Series E	10/28/19	$928
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$20,708
Rivian Automotive, Inc. Series F	1/19/21	$9,665
Rush Street Interactive, Inc.	12/29/20	$3,987
Shift Technologies, Inc.	10/13/20	$16,791
Sonder Holdings, Inc. Series D1	12/20/19	$1,324
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$8,150
Space Exploration Technologies Corp. Class A	2/16/21	$3,570
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Space Exploration Technologies Corp. Series N	8/4/20	$13,878
Starry, Inc. Series D	7/30/20	$2,136
Starry, Inc. 3%	9/4/20	$6,184
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$66
Sweetgreen, Inc. Series D	9/13/19	$1,057
Sweetgreen, Inc. Series I	9/13/19	$2,491
Sweetgreen, Inc. Series J	1/21/21	$6,443
Thoughtworks, Inc. Series A	1/13/21	$8,437
Waymo LLC Series A2	5/8/20	$4,108
Xsight Labs Ltd. Series D	2/16/21	$4,007
Yanka Industries, Inc. Series E	5/15/20	$4,120
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$1,202
Zomato Pvt Ltd. Series B	1/22/21	$49
Zomato Pvt Ltd. Series E	1/22/21	$0
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$326
Zomato Pvt Ltd. Series J7	12/9/20	$1,780
Zomato Pvt Ltd. Series K	2/10/21	$4,098

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$12
Fidelity Securities Lending Cash Central Fund	921
Total	$933

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Deerfield Healthcare Technology Acquisitions Corp. Class A	$--	$24,592	$--	$--	$--	$(4,526)	$20,066
IMARA, Inc.	6,296	9,257	--	--	--	(4,367)	11,186
Nabriva Therapeutics PLC	4,810	--	--	--	--	(2,118)	2,692
TransMedics Group, Inc.	31,276	--	--	--	--	44,211	75,487
Total	$42,382	$33,849	$--	$--	$--	$33,200	$109,431

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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